Bank Borrowings	12 Months Ended
Jun. 30, 2026
Bank Borrowings [Abstract]
Bank borrowings

(9) Bank borrowings

Outstanding balances of bank borrowings as of June 30, 2026 and 2025 consisted of the following:

	As of June 30,
	2026	2025
	$	$
Bank borrowings:
Guaranteed	2,223,103	2,734,186
Collateralized and guaranteed	1,777,494	3,374,366
	4,000,597	6,108,552

The details of bank borrowings as of June 30, 2026 and 2025 are as follows:

	Maturity		Weighted-average interest rate		As of June 30,
Lender	date	Currency	2026	2025	2026	2025
Vietnam Prosperity Joint-Stock Commercial Bank	December 2029 – January 2030	VND	8.00%	-	$44,163	$-
Bank of China (Hong Kong) Limited	June 2027	HKD/USD	4.83%	3.61%	3,956,434	6,108,552

Total bank borrowings					$4,000,597	$6,108,552

	Carrying value	Within 1 year or on demand	2027	2028	2029	Thereafter
	$	$	$	$	$	$
Loan type of HKD currency
June 30, 2025	6,108,552	6,108,552	-	-	-	-
	6,108,552	6,108,552	-	-	-	-

	Carrying value	Within 1 year or on demand	2028	2029	2030	Thereafter
	$	$	$	$	$	$
Loan types in HKD and VND
June 30, 2026	4,000,597	3,968,928	12,495	12,495	6,679	-
	4,000,597	3,968,928	12,495	12,495	6,679	-

The weighted-average interest rate on outstanding bank borrowings as of June 30, 2026 was 4.87%. The average bank borrowing rates for the years ended June 30, 2025 and 2024 were 6.62% and 7.07%, respectively.

As of June 30, 2026 and 2025, Bank of China (Hong Kong) Limited term loans of US$1,733,331 and US$3,374,366, respectively, contain repayment on demand clauses and were classified as current liabilities. As of June 30, 2026, vehicle loans from Vietnam Prosperity Joint-Stock Commercial Bank were US$44,163, of which US$12,495 matures within one year and is classified as current liabilities. These loans bear an initial fixed interest rate of 8.00% for the first 12 months, followed by the bank’s base rate plus 3.80%. The loans are secured by the vehicles purchased and mature in December 2029 and January 2030.

Total interest expense on bank borrowings, including trust receipt financing, for the years ended June 30, 2026, 2025 and 2024 was US$208,283, US$354,444 and US$850,614, respectively.

Saved to the above disclosure, the following table represent other major loan covenants of aforementioned bank loans:

(i)	guarantees given by certain shareholders namely Mr. Lai Yau Chuen, Mr. Lai Yau Fai, Mr. Lai Yau Chi and Mr. Lai Yau Sang as of June 30, 2024. These guarantees were released by the bank as of June 30, 2025.

(ii)	guarantees given by certain related companies controlled by the shareholders namely Wah Tong Paper Products Factory Limited and Yee Woo Paper Packaging (China) Company Limited as of June 30, 2025 and 2024. These guarantees were released by the bank as of June 30, 2025.

(iii)	The Company previously pledged a leasehold land in Huizhou, China as of June 30, 2024, 2023 and 2022. The pledge was released in 2025.